Intangible assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and intangible assets [Abstract]
Intangible assets
		Concession Agreements	Non-compete covenant	Total

Cost	December 31, 2015	$12,025	$3,365	$15,390
	December 31, 2016	12,025	3,365	15,390

Accumulated Amortization	December 31, 2015	(3,639)	(2,973)	(6,612)
	December 31, 2016	(4,317)	(3,365)	(7,682)

NBV	December 31, 2015	8,386	392	8,778
	December 31, 2016	7,708	-	7,708
	2017	676	-	676
	2018	676	-	676
Amortization Schedule	2019	676	-	676
	2020	678	-	678
	2021	676	-	676
	Thereafter	$4,326	$-	$4,326